Subsequent Events - Proved developed and undeveloped reserves (Details)	12 Months Ended
	Dec. 31, 2022 MBoe MMcf MBbls	Dec. 31, 2021 MBoe MMcf MBbls	Dec. 31, 2020 MBoe MMcf MBbls	Dec. 31, 2019 MBoe MBbls MMcf
Proved Developed and Undeveloped Reserves (Energy MBoe)
Proved developed and undeveloped reserves at beginning | MBoe	43,710	28,948	35,967
Revisions of previous estimates | MBoe	581	3,814	(10,726)
Extensions and discoveries | MBoe	8,211	4,113	1,900
Divestiture of reserves | MBoe		(1,491)	(81)
Acquisition of reserves | MBoe	5,247	14,216	5,499
Production | MBoe	(7,215)	(5,890)	(3,611)
Proved developed and undeveloped reserves at ending | MBoe	50,534	43,710	28,948
Proved developed reserves (MBoe) | MBoe	30,886	20,702	16,150	16,288
Proved undeveloped reserves (MBoe) | MBoe	19,648	23,008	12,798	19,679
Oil
Proved developed and undeveloped reserves
Proved developed and undeveloped reserves at beginning | MBbls	22,818	16,462	16,507
Revisions of previous estimates | MBbls	(456)	651	(3,567)
Extensions and discoveries | MBbls	3,690	2,543	1,429
Divestiture of reserves | MBbls		(1,098)	(65)
Acquisition of reserves | MBbls	3,098	7,673	4,053
Production | MBbls	(3,656)	(3,413)	(1,895)
Proved developed and undeveloped reserves at ending | MBbls	25,494	22,818	16,462
Proved Developed and Undeveloped Reserves (Energy MBoe)
Proved developed reserves | MBbls	15,714	11,658	10,053	9,504
Proved undeveloped reserves | MBbls	9,780	11,160	6,409	7,003
Natural Gas
Proved developed and undeveloped reserves
Proved developed and undeveloped reserves at beginning | MMcf	125,347	74,923	116,748
Revisions of previous estimates | MMcf	6,225	18,964	(42,947)
Extensions and discoveries | MMcf	27,126	9,420	2,834
Divestiture of reserves | MMcf		(2,353)	(95)
Acquisition of reserves | MMcf	12,892	39,254	8,677
Production | MMcf	(21,351)	(14,861)	(10,294)
Proved developed and undeveloped reserves at ending | MMcf	150,239	125,347	74,923
Proved Developed and Undeveloped Reserves (Energy MBoe)
Proved developed reserves | MMcf	91,034	54,257	36,585	40,702
Proved undeveloped reserves | MMcf	59,205	71,090	38,338	76,046